Associates and Joint Ventures - Additional Information (Details) - ITC Ltd. - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Line Items]
Ownership interest in associates	29.42%	29.46%	29.57%	29.71%
Gain on disposal of ownership	£ 17	£ 25	£ 22
Group’s portion of charges related to stocks destroyed	£ 4
Adjusting gain net of tax			£ 10